Leases - Weighted Average Assumptions (Details)	Dec. 25, 2021	Dec. 26, 2020
Leases [Abstract]
Operating leases, weighted average remaining term	6 years 7 months 6 days	7 years 2 months 8 days
Finance lease, weighted average remaining term	2 years 7 months 6 days	2 years 7 months 9 days
Operating lease, weighted average discount rate	7.88%	8.28%
Finance lease, weighted average discount rate	5.59%	7.14%